Information on Regulatory Capital and Capital Adequacy Ratios - Schedule of Total Assets, Risk-Weighted Assets and Components of the Effective Equity According To Basel III (Details) - CLP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Total Assets Risk Weighted Assets And Components Of The Effective Equity According To Basel Iii Abstract
Total assets according to the statement of financial position	$ 52,095,441	$ 55,792,552
Non-consolidated investment in subsidiaries
Assets discounted from regulatory capital, other than item 2	2,544,175	2,253,206
Derivative credit equivalents	1,056,941	886,789
Contingent loans	3,104,187	2,827,120
Assets generated by the intermediation of financial instruments
Total assets for regulatory purposes	53,712,394	57,253,255
Credit risk weighted assets, estimated according to the standard methodology (CRWA)	32,704,910	31,887,173
Credit risk weighted assets, estimated according to internal methodologies (CRWA)
Market risk weighted assets (MRWA)	1,309,590	1,693,317
Operational risk weighted assets (ORWA)	4,339,979	4,110,324
Risk-weighted assets (RWA)	38,354,479	37,690,814
Risk-weighted assets, after application of the output floor (RWA)	38,354,479	37,690,814
Owner's equity	5,622,999	5,237,283
Non-controlling interest	2	2
Goodwill
Excess minority investments
Core Tier 1 Capital (CET1)	5,623,001	5,237,285
Additional deductions to core tier 1 capital, other than item 2	111,087	60,992
Core Tier 1 Capital (CET1)	5,511,914	5,176,293
Voluntary provisions (additional) imputed as additional Tier 1 capital (AT1)
Subordinated bonds imputed as additional tier 1 capital (AT1)
Preferred shares allocated to additional tier 1 capital (AT1)
Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)
Discounts applied to AT1
Additional Tier 1 Capital (AT1)
Tier 1 Capital	5,511,914	5,176,293
Voluntary provisions (additional) imputed as Tier 2 capital (T2)	408,811	398,590
Subordinated bonds imputed as Tier 2 capital (T2)	1,034,567	1,003,701
Equivalent tier 2 capital (T2)	1,443,378	1,402,291
Discounts applied to T2
Tier 2 capital (T2)	1,443,378	1,402,291
Effective equity	6,955,292	6,578,584
Additional basic capital required for the constitution of the conservation buffer	958,862	706,706
Additional basic capital required to set up the countercyclical buffer	191,772
Additional basic capital required for banks qualified as systemic	359,573	235,569
Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)	$ 47,943